Restatement (Tables)	12 Months Ended
Dec. 31, 2021
Restatement
Schedule of effects of restatement on consolidated financial statements

Consolidated Statements of Financial Position – 2020 Restatement

	December 31,		December 31,
	2020	Adjustments	2020 (As Restated)
Assets
Current assets:
Cash and cash equivalents	$73,542	$—	$73,542
Accounts receivable, net	28,830	—	28,830
Inventories, net	197,991	—	197,991
Biological assets	46,210	—	46,210
Assets held for sale	58,504	—	58,504
Prepaid expenses and other current assets	10,140	—	10,140
Current portion of notes receivable	2,645	—	2,645
Total current assets	417,862	—	417,862
Deferred tax asset	5,528	—	5,528
Notes receivable	2,000	—	2,000
Property, plant and equipment, net	242,855	—	242,855
Right-of-use assets, net	267,168	—	267,168
Intangible assets, net	797,401	(89,767)	707,634
Goodwill	470,144	68,681	538,825
Investments	16,264	—	16,264
Prepaid acquisition consideration	132,234	—	132,234
Other assets	35,135	—	35,135
Total assets	$2,386,591	$(21,086)	$2,365,505

Liabilities and shareholders’ equity
Current liabilities:
Accounts payable	$47,043	$—	$47,043
Accrued expenses	57,475	—	57,475
Income tax payable	79,649	—	79,649
Current portion of lease liability	15,710	—	15,710
Current portion of notes payable	6,500	—	6,500
Liabilities held for sale	7,181	—	7,181
Other current liabilities	6,568	—	6,568
Total current liabilities	220,126	—	220,126
Deferred tax liability	226,465	(25,660)	200,805
Notes payable	285,001	—	285,001
Lease liability	270,495	—	270,495
Non-controlling interest redemption liability	2,694	—	2,694
Contingent consideration liability	1,898	—	1,898
Other long term liability	3,698	—	3,698
Total liabilities	1,010,377	(25,660)	984,717

Shareholders’ equity:
Share capital	1,754,412	—	1,754,412
Treasury shares	(5,208)	—	(5,208)
Reserves	(177,744)	—	(177,744)
Accumulated deficit	(194,645)	4,574	(190,071)
Redeemable non-controlling interest contingency	(2,694)	—	(2,694)
Total Curaleaf Holdings, Inc. shareholders' equity	1,374,121	4,574	1,378,695
Non-controlling interest	2,093	—	2,093
Total shareholders’ equity	1,376,214	4,574	1,380,788
Total liabilities and shareholders’ equity	$2,386,591	$(21,086)	$2,365,505

Consolidated Statements of Profits and Losses and Other Comprehensive Loss – 2020 Restatement

	Year ended
	December 31,		December 31,
	2020	Adjustments	2020 (As Restated)
Revenues:
Retail and wholesale revenues	$586,219	$—	$586,219
Management fee income	40,418	—	40,418
Total revenues	626,637	—	626,637
Cost of goods sold	311,148	—	311,148
Gross profit before impact of biological assets	315,489	—	315,489
Realized fair value amounts included in inventory sold	(149,586)	—	(149,586)
Unrealized fair value gain on growth of biological assets	224,610	—	224,610
Gross profit	390,513	—	390,513
Operating expenses:
Selling, general and administrative	227,274	—	227,274
Share-based compensation	30,879	—	30,879
Depreciation and amortization	68,676	(8,753)	59,923
Total operating expenses	326,829	(8,753)	318,076
Income (loss) from operations	63,684	8,753	72,437
Other income (expense):
Interest income	6,484	—	6,484
Interest expense	(47,903)	—	(47,903)
Interest expense related to lease liabilities	(21,099)	—	(21,099)
Gain on investment	37,560	—	37,560
Loss on impairment of goodwill and other intangible assets	(23,659)	—	(23,659)
Other expense	6,976	—	6,976
Total other expense	(41,641)	—	(41,641)
Income (loss) before provision for income taxes	22,043	8,753	30,796
Income tax expense	(83,371)	(4,179)	(87,550)
Net loss	(61,328)	4,574	(56,754)
Less: Net income (loss) attributable to non-controlling interest	407	—	407
Net loss attributable to Curaleaf Holdings, Inc.	$(61,735)	$4,574	$(57,161)
Loss per share attributable to Curaleaf Holdings, Inc. – basic and diluted	$(0.11)	$0.01	$(0.10)
Weighted average common shares outstanding – basic and diluted	557,192,899	—	557,192,899

Consolidated Statements of Cash Flows – 2020 Restatement

	Year ended
	December 31,		December 31,
	2020	Adjustments	2020 (As Restated)
Cash flows from operating activities:
Net loss	$(61,328)	$4,574	$(56,754)
Adjustments to reconcile loss to net cash provided (used) in operating activities:
Depreciation and amortization	88,466	(8,753)	79,713
Share-based compensation	29,361	—	29,361
Non-cash bonus	1,518	—	1,518
Non-cash interest expense	6,590	—	6,590
Unrealized gain on changes in fair value of biological assets	(224,610)	—	(224,610)
Realized fair value amounts included in inventory sold	149,586	—	149,586
Impairment loss	23,659	—	23,659
(Gain)/loss on sale of property, plant and equipment	550	—	550
Deferred taxes	7,541	4,179	11,720
Gain on investment	(37,566)	—	(37,566)
Changes in operating assets and liabilities
Accounts receivable	5,956	—	5,956
Biological assets	55,707	—	55,707
Inventories	(92,384)	—	(92,384)
Prepaid expenses and other current assets	4,748	—	4,748
Other assets	(17,702)	—	(17,702)
Accounts payable	9,958	—	9,958
Income taxes payable	57,753	—	57,753
Accrued expenses	4,552	—	4,552
Net cash provided (used) in operating activities	12,355	—	12,355
Cash flows from investing activities:
Purchases of property and equipment	(126,273)	—	(126,273)
Proceeds from sale of entity	1,004	—	1,004
Payments made on completion on acquisitions	(59,695)	—	(59,695)
Prepayment for acquisition consideration	(7,500)	—	(7,500)
Payment in connection with option to acquire an entity	—	—	—
Amounts advanced for notes receivable	(4,646)	—	(4,646)
Net cash used in investing activities	(197,110)	—	(197,110)
Cash flows from financing activities:
Cash received from financing agreement	186,235	—	186,235
Proceeds from sale leaseback	42,466	—	42,466
Minority buyouts	(2,508)	—	(2,508)
Lease liability payments	(26,762)	—	(26,762)
Cash received in private placement	24,552	—	24,552
Principal payments on notes payable	(2,920)	—	(2,920)
Exercise of stock options	3,013	—	3,013
Net cash provided by financing activities	224,076	—	224,076
Net change in cash	39,321	—	39,321
Cash at beginning of period	42,310	—	42,310
Cash held for sale	(8,089)	—	(8,089)
Cash at end of period	$73,542	$—	$73,542

Specifically, as it relates to purchase price allocation, the effects of the restatement of the allocation of purchase consideration are summarized below:

	December 31,		December 31,
	2020		2020 (As Restated)
Purchase price allocation	Cura	Adjustments	Cura
Assets acquired:
Cash	$12,755	$—	$12,755
Accounts receivable, net	11,027	—	11,027
Prepaid expenses and other current assets	2,232	—	2,232
Inventory	22,074	—	22,074
Biological assets	—	—	—
Property, plant and equipment, net	7,465	—	7,465
Right-of-use assets	9,047	—	9,047
Other assets	832	—	832
Intangible assets :
Licenses	135,060	(134,420)	640
Trade name	28,340	94,300	122,640
Service agreements	59,030	(59,030)	—
Know-how	—	—	—
Non-compete agreements	4,950	630	5,580
Goodwill	113,252	68,681	181,933
Deferred tax liabilities	(58,971)	29,839	(29,132)
Liabilities assumed	(22,652)	—	(22,652)
Consideration transferred	$324,441	$—	$324,441